INCOME TAXES - Current and deferred portions of income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INCOME TAXES
Current tax expense	$ 1,077,877	$ 2,859,774	$ 1,706
Deferred tax expense (benefit)	1,772,670	(6,215,140)	(1,874,819)
Income tax expense (benefit)	$ 2,850,547	$ (3,355,366)	$ (1,873,113)